Segment information - Additional information (Details) € in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 EUR (€) customer	Mar. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)
Segment information and revenue from contracts with customers
Property, plant and equipment	€ 7,674		€ 9,464
Right-of-use assets	17,972		18,904
Revenue from contracts with customers	10,327	€ 9,981	189,923
-United States
Segment information and revenue from contracts with customers
Property, plant and equipment	132		147
Right-of-use assets	69		€ 137
Revenue from contracts with customers	3,749	3,808
-Germany
Segment information and revenue from contracts with customers
Revenue from contracts with customers	78	53
Pharmaceutical
Segment information and revenue from contracts with customers
Revenue from contracts with customers	€ 3,235	€ 3,598
Pharmaceutical | Pharmaceutical Partner
Segment information and revenue from contracts with customers
Number of customers | customer	1
Percentage of revenue	19.00%	30.50%
Pharmaceutical | -United States
Segment information and revenue from contracts with customers
Revenue from contracts with customers	€ 3,145	€ 3,405